Directors and senior management (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Summary of Remuneration of Directors of the Company

	$ million
	2022	2021	2020
Emoluments	12	12	6
Value of released awards under long-term incentive plans	7	5	6
Employer contributions to pension plans	1	1	1

Summary of Directors and Senior Management Expense

	$ million
	2022	2021	2020
Short-term benefits	33	27	14
Retirement benefits	2	3	3
Share-based compensation	17	16	17
Termination and related amounts	1	2	2
Total	53	48	36